Related Party Notes Payable (Details Narrative) (10-K) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	May 02, 2020	Dec. 31, 2018	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019
Notes payable and accrued interest			$ 32,884	$ 61,255	$ 85,752
Debt instrument maturity date	May 01, 2022		Apr. 30, 2020	Apr. 30, 2020
Debt interest rate	1.00%			8.00%
Annual monthly payments				$ 3,100
Debt term				24 months
Proceeds from related party debt					70,000
Debt principal amount	$ 38,665
Debt discount			$ 215,686	0
Debt conversion amount				4,692
Minimum [Member]
Proceeds from related party debt				$ 3,500,000
Warrant [Member]
Debt discount					$ 49,880
Debt conversion shares					30,016
Warrant [Member] | Minimum [Member]
Warrant exercise price			$ .30	$ 0.30	$ 0.33	$ 0.33
Stock price				$ 0.12	$ 0.27
Bridge Note Agreements With related Parties [Member]
Debt principal amount					$ 70,000
Debt description					Upon entering into these bridge note agreements, the note-holders were issued one warrant for every $2.00 in principal loaned to the Company.
Debt conversion amount		$ 70,000
Accrued interest		$ 1,722
Debt conversion shares		215,166
Debt conversion price per share		$ 0.33
Bridge Note Agreements With related Parties [Member] | Warrant [Member]
Debt description					The note terms dictate 12% simple interest, compounding daily based on a 365-day year, paid out 6 months from the date of the note along with the principal amount loaned to the Company.
Warrant exercise price					$ 1.11
Debt discount					$ 15,677
Debt maturity date, description					These notes were to mature in calendar Q1 of 2019.
Conversion Agreements With related Parties [Member]
Debt principal amount				$ 70,000
Debt conversion amount				$ 20,000
Debt conversion price per share				$ 0.33
Equity issuance expense				$ 13,333
Stock price				$ 0.55
Note-Holder [Member]
Warrant exercise price				$ 0.33
Debt discount				$ 15,677
Debt conversion price per share				$ 2.00
Warrant issued shares				32,275